Due to banks and customers	12 Months Ended
Dec. 31, 2017
Disclosure Due To Banks And Customers [Line Items]
Disclosure of due to banks and customers [text block]

Note 17 Due to banks and customers

CHF million	31.12.17	31.12.16
Due to banks	7,533	10,645
Due to customers	408,999	423,672
of which: demand deposits	188,580	194,044
of which: retail savings / deposits	161,828	170,729
of which: time deposits	47,391	52,716
of which: fiduciary deposits	11,200	6,184
Total due to banks and customers	416,532	434,317

UBS AG
Disclosure Due To Banks And Customers [Line Items]
Disclosure of due to banks and customers [text block]

Note 17 Due to banks and customers

CHF million	31.12.17	31.12.16
Due to banks	7,533	10,645
Due to customers	447,141	450,199
of which: demand deposits	190,341	195,756
of which: retail savings / deposits	161,828	170,729
of which: time deposits[1]	83,773	77,531
of which: fiduciary deposits	11,200	6,184
Total due to banks and customers	454,675	460,844
1 Includes Group-internal funding obtained from UBS Group AG and UBS Group Funding (Switzerland) AG of CHF 35 billion as of 31 December 2017 (31 December 2016: CHF 25 billion).